STOCKHOLDERS' EQUITY - Preferred and Founders Preferred Stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 shares	Mar. 31, 2022 shares	Dec. 31, 2019 shares	Aug. 31, 2019 $ / shares shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Total shares authorized	4,110,000,000			4,110,000,000
Preferred stock shares authorized	10,000,000	260,582,311		10,000,000
Preferred stock shares issued	0	260,582,311		0
Preferred stock shares outstanding	0	260,582,311		0
Proceeds from issuance of convertible preferred stock | $		$ 116,975
Percentage of class B shares received by founder for class A shares held	80
Percentage of class A shares received by founder for stock held in trust	20
Shares convertible in merger	2.98
Founder
Class of Stock [Line Items]
Preferred stock shares authorized	0
Preferred stock shares issued	0
Preferred stock shares outstanding	0	484,912
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	4,000,000,000	150,000,000		4,000,000,000
Shares convertible in merger	2.98
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	0		100,000,000
Shares convertible in merger	2.98
Founders Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized		3,355,453
Preferred stock shares issued		484,912					1,788,375
Preferred stock shares outstanding		484,912					200,995
Preferred stock price per share | $ / shares		$ 0.00
Preferred stock liquidation preference | $ / shares		$ 0.00
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized		10,902,512
Preferred stock shares issued		10,902,512
Preferred stock shares outstanding		10,902,512
Proceeds from issuance of convertible preferred stock | $		$ 375
Preferred stock price per share | $ / shares		$ 0.10
Preferred stock liquidation preference | $ / shares		$ 0.10
Preferred stock issuance cost | $	$ 100
Series A-2 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized		16,026,811
Preferred stock shares issued		16,026,811
Preferred stock shares outstanding		16,026,811
Proceeds from issuance of convertible preferred stock | $		$ 735
Preferred stock price per share | $ / shares		$ 0.14
Preferred stock liquidation preference | $ / shares		$ 0.14
Series A-3 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized		7,413,655
Preferred stock shares issued		7,413,655
Preferred stock shares outstanding		7,413,655
Proceeds from issuance of convertible preferred stock | $		$ 425
Preferred stock price per share | $ / shares		$ 0.17
Preferred stock liquidation preference | $ / shares		$ 0.17
Series A-4 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized		1,762,026
Preferred stock shares issued		1,762,026
Preferred stock shares outstanding		1,762,026
Proceeds from issuance of convertible preferred stock | $		$ 100
Preferred stock price per share | $ / shares		$ 0.17
Preferred stock liquidation preference | $ / shares		$ 0.17
Series A-5 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized		7,995,163
Preferred stock shares issued		7,995,163
Preferred stock shares outstanding		7,995,163
Proceeds from issuance of convertible preferred stock | $		$ 550
Preferred stock price per share | $ / shares		$ 0.21
Preferred stock liquidation preference | $ / shares		$ 0.21
Series A-6 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized		10,881,464
Preferred stock shares issued		10,881,464
Preferred stock shares outstanding		10,881,464
Proceeds from issuance of convertible preferred stock | $		$ 2,390
Preferred stock price per share | $ / shares		$ 0.66
Preferred stock liquidation preference | $ / shares		$ 0.66
Series A-7 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized		45,162,478
Preferred stock shares issued		45,162,478
Preferred stock shares outstanding		45,162,478
Proceeds from issuance of convertible preferred stock | $		$ 12,399
Preferred stock price per share | $ / shares		$ 0.82
Preferred stock liquidation preference | $ / shares		$ 0.82
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized		97,945,845
Preferred stock shares issued		97,945,845	76,010
Increased number of shares outstanding			1,124,856
Preferred stock shares outstanding		97,945,845
Proceeds from issuance of convertible preferred stock | $		$ 30,000
Preferred stock price per share | $ / shares		$ 0.91
Preferred stock liquidation preference | $ / shares		$ 0.93
Preferred stock issuance cost | $	$ 100
Conversion ratio			0.111
Series B Preferred Stock | Founder
Class of Stock [Line Items]
Preferred stock shares issued	700,000
Preferred stock price per share | $ / shares	$ 0.91
Preferred stock liquidation preference | $ / shares	$ 0.93
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized		62,492,368
Preferred stock shares issued		62,492,367			962,298	20,949,454
Preferred stock shares outstanding		62,492,367
Proceeds from issuance of convertible preferred stock | $		$ 70,001
Preferred stock price per share | $ / shares		$ 3.34				$ 3.50
Preferred stock liquidation preference | $ / shares		$ 3.50
Preferred stock issuance cost | $	$ 100
Series C Preferred Stock | Founder
Class of Stock [Line Items]
Preferred stock shares issued	1,000,000.0
Preferred stock price per share | $ / shares	$ 3.34
Preferred stock liquidation preference | $ / shares	$ 3.50
Represent the Preferred Stock including Founders Preferred Stock, shares authorized
Class of Stock [Line Items]
Preferred stock shares authorized		263,937,775
Represent the Preferred stock including Founders Preferred Stock, shares issued
Class of Stock [Line Items]
Preferred stock shares issued		261,067,233
Represent the Preferred Stock including Founders Preferred Stock, shares outstanding
Class of Stock [Line Items]
Preferred stock shares outstanding		261,067,233